Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade and other receivables [text block]
	At 31 December
(in USD million)	2019	2018

Trade receivables from contracts with customers	5,624	6,267
Other current receivables	1,189	1,800
Joint venture receivables	429	390
Receivables from equity accounted associated companies and other related parties	132	31

Total financial trade and other receivables	7,374	8,488
Non-financial trade and other receivables	859	510

Trade and other receivables	8,233	8,998